Schedule of Deferred Taxes (Details) (Parenthetical) - Chemomab Therapeutics Ltd [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Tax credit carryforward valuation allowance	$ 14,223
Amount of benefit of deferred tax assets offset by a valuation allowance	$ 544